Business acquisition	12 Months Ended
Dec. 31, 2018
Business acquisition
Business acquisition

4            Business acquisition

In November 2018, Beijing VIE acquired 40% equity interest of Myhayo from an independent third party. The Company obtains control over Myhayo with its controlling voting right at the level of both shareholders and board of directors, as the other shareholder of Myhayo expects the operating effectiveness brought about by the control over Myhayo by the Company to be of their best interests. Myhayo and its underlying subsidiary is a mobile content aggregator of articles and short videos in the PRC, which presents customized feeds to users via its mobile application. The Company expects to increase its market share in the PRC online marketing segment, particularly in relation to mobile platforms.

The total purchase consideration for 40% equity interest of Myhayo amounted to US$726 by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	726

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 21)	285

As of December 31, 2018, purchase consideration payable of US$726 was settled and there was no adjustment to the purchase consideration amounts.

This business combination resulted in a gain of bargain purchase because the purchase price was lower than the fair value of assets acquired and liabilities assumed. The gain on bargain purchase is attributable to the Group’s bargaining power and ability in negotiating the agreed terms of the transaction with the existing shareholder who has been seeking for strategic investors that could bring synergies to Myhayo. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2018.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 29.4% and a growth rate on revenue ranges from 50% to 106.8%.  The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

		Gross carrying
	Estimated useful life	amount
A self-developed computer software and system	4 years	697

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Myhayo is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2018.